Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of deferred income tax assets and liabilities

	December 31, 2020	December 31, 2019
Taxes losses carryforward	4,328	4,659
Temporary differences:
Employee post retirement obligations	744	840
Provision for litigation	356	443
Timing differences arising on assets and liabilities	4,331	3,246
Fair value of financial instruments	1,355	864
Allocated goodwill	(2,623)	(2,640)
Goodwill amortization	(442)	(478)
Others	516	401
	4,237	2,676
Total	8,565	7,335
Assets	10,335	9,217
Liabilities	(1,770)	(1,882)
	8,565	7,335

Schedule of changes in deferred tax

	Assets	Liabilities	Deferred taxes, net
Balance at December 31, 2018	6,908	1,532	5,376
Utilization of taxes losses carryforward	(443)	—	(443)
Timing differences arising on assets and liabilities	2,113	—	2,113
Fair value of financial instruments	328	—	328
Allocated goodwill	—	(210)	210
Others	(91)	—	(91)

Effect in income statement	1,907	(210)	2,117
Transfers between asset and liabilities	252	252	—
Acquisition of subsidiaries (i)	104	250	(146)
Translation adjustment	(187)	47	(234)
Other comprehensive income	233	11	222
Balance at December 31, 2019	9,217	1,882	7,335
Taxes losses carryforward	374	—	374
Timing differences arising on assets and liabilities	1,690	—	1,690
Fair value of financial instruments	756	—	756
Allocated goodwill	—	(108)	108
Others	32	—	32

Effect in income statement	2,852	(108)	2,960
Transfers between asset and liabilities	38	38	—
Translation adjustment	(1,811)	(37)	(1,774)
Other comprehensive income	39	(5)	44
Balance at December 31, 2020	10,335	1,770	8,565

(i) Refers to the acquisition of New Steel and Ferrous Resources Limited (note 15).

Schedule of amount presented as income taxes in the income statement reconciled to the rate established by law

	Year ended December 31,
	2020	2019	2018
Income (loss) before income taxes	4,969	(2,775)	6,816
Income taxes at statutory rate‐34%	(1,689)	944	(2,317)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	316	601	873
Tax incentives	211	189	576
Equity results	(41)	77	104
Addition (reversal) of tax loss carryforward (i)	769	25	1,510
Unrecognized tax losses of the year	(217)	(1,059)	(458)
Others	213	(182)	(116)
Income taxes	(438)	595	172

(i) Mainly refers to the effect of monetary exchange variation on tax losses carryforward from foreign subsidiaries.